Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
2. Segment Information
As outlined in note 1, the Group has three operating segments. The segments reflect the Group’s organisational structure in 2022 and the nature of the financial information reported to and assessed by the Group Chief Executive, Chief Financial Officer and Chief Operating Officer, who are together determined to fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8).
Effective 1 January 2022, following the appointment of the Chief Operating Officer and a resultant change in the reporting line of the “segment managers” as outlined in IFRS 8, the Group has determined that the Group Chief Executive, Chief Financial Officer and Chief Operating Officer (formerly the Group Chief Executive and Chief Financial Officer) together fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8). This did not result in any change to the Group’s operating segments. No operating segments have been aggregated to form these reportable segments.
Effective 1 January 2023 the Group restructured into two Divisions, CRH Americas and CRH Europe. During the first quarter of 2023, the Group's reportable segments increased from three to the following four segments: Americas Materials Solutions, Americas Building Solutions, Europe Materials Solutions and Europe Building Solutions. This realignment reflects the way resources are allocated and performance is assessed by the Chief Operating Decision Maker.
In the Group's financial reporting for 2023 comparative information for 2021 and 2022 will be restated to reflect the changes in reportable segments. Segmental information presented in these financial statements is based on the segment structure as at 31 December 2022 being Americas Materials, Building Products and Europe Materials.
The change in segment reporting post year end does not have a financial impact on the Group's Consolidated Financial Statements.
The principal factors employed in the identification of the three segments reflected in this note include:
•the Group’s organisational structure in 2022 (during 2022 each divisional President fulfilled the role of “segment manager” as outlined in IFRS 8);
•the nature of the reporting lines to the Chief Operating Decision Maker (as defined in IFRS 8);
•the structure of internal reporting documentation such as management accounts and budgets; and
•the degree of homogeneity of products and services within each of the segments from which revenue is derived
The Chief Operating Decision Maker monitors the operating results of segments separately in order to allocate resources between segments and to assess performance. Segment performance is evaluated using EBITDA (as defined)*. Given that net finance costs and income tax are managed on a centralised basis, these items are not allocated between operating segments for the purposes of the information presented to the Chief Operating Decision Maker and are accordingly omitted from the detailed segmental analysis below. There are no asymmetrical allocations to reporting segments which would require disclosure.
A. Operating segments disclosures—Consolidated Income Statement data

	Year ended 31 December
	Revenue			EBITDA (as defined)*
	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m
Continuing operations
Americas Materials	14,324	12,407	11,273	2,748	2,588	2,405
Building Products	7,823	6,218	5,474	1,510	992	833
Europe Materials	10,576	10,581	9,141	1,357	1,410	1,055
Total Group from continuing operations	32,723	29,206	25,888	5,615	4,990	4,293
Discontinued operations
Building Products - Building Envelope	645	1,775	1,699	131	360	337
Total Group from discontinued operations	645	1,775	1,699	131	360	337
Continuing operations
EBITDA (as defined)*				5,615	4,990	4,293
Depreciation, amortisation and impairment (i)				(1,721)	(1,659)	(2,267)
Group operating profit				3,894	3,331	2,026
(Loss)/profit on disposals (ii)				(49)	116	17
Finance costs less income				(336)	(357)	(438)
Other financial expense				(40)	(42)	(33)
Share of equity accounted investments’ profit/(loss) (iii)				-	55	(118)
Profit before tax from continuing operations				3,469	3,103	1,454

	(i) Depreciation, amortisation and impairment			(ii) (Loss)/profit on disposals (note 6)			(iii) Share of equity accounted investments’ profit/(loss)
Continuing operations	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Americas Materials	(839)	(800)	(774)	38	126	8	10	17	34
Building Products	(349)	(263)	(248)	3	(27)	21	15	17	(4)
Europe Materials	(533)	(596)	(1,245)	(90)	17	(12)	(25)	21	(148)
Total	(1,721)	(1,659)	(2,267)	(49)	116	17	-	55	(118)
* EBITDA is defined as earnings from continuing operations before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group's share of equity accounted investments' profit after tax.
2. Segment Information continued
B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December

	Total assets		Total liabilities
	2022	2021	2022	2021
	$m	$m	$m	$m
Americas Materials	17,609	17,064	3,227	3,292
Building Products	9,165	8,504	2,045	2,579
Europe Materials	11,622	12,367	4,245	4,100
Total Group	38,396	37,935	9,517	9,971
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	649	653
Other financial assets	14	12
Derivative financial instruments (current and non-current)	42	136
Income tax assets (current and deferred)	151	151
Cash and cash equivalents	5,936	5,783
Total assets as reported in the Consolidated Balance Sheet	45,188	44,670

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			9,636	10,487
Derivative financial instruments (current and non-current)			128	14
Income tax liabilities (current and deferred)			3,570	3,284
Total liabilities as reported in the Consolidated Balance Sheet			22,851	23,756

C. Operating segments disclosures - other items
Additions to non-current assets

	Year ended 31 December
	Property, plant and equipment (i) (note 13, 20)			Financial assets (note 15)			Total Group
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Continuing operations

Americas Materials	752	750	527	43	4	1	795	754	528
Building Products	377	355	215	-	-	-	377	355	215
Europe Materials	529	607	384	2	-	-	531	607	384
Total Group from continuing operations	1,658	1,712	1,126	45	4	1	1,703	1,716	1,127
Discontinued operations
Building Products - Building Envelope	29	62	50	-	-	-	29	62	50
Total Group	1,687	1,774	1,176	45	4	1	1,732	1,778	1,177

(i)Additions to property, plant and equipment include $10 million (2021: $10 million; 2020: $14 million) relating to leased mineral reserves which fall outside the scope of IFRS 16.
D. Information about geographical areas
The non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December

	Non-current assets*
	2022	2021
	$m	$m

Republic of Ireland (country of domicile)	530	544
United Kingdom	2,268	2,595
United States	18,399	17,304
Other	8,660	9,560
Total Group	29,857	30,003